Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 41,299	$ 31,374	$ 13,903
Marketable securities	5,496	23,362	51,608
Prepaid expenses and other current assets	6,695	6,517	2,330
Total current assets	53,490	61,253	67,841
Property and equipment, net	20	23	115
Operating lease right-of-use assets	152	175	152
Other assets, noncurrent	810	810	0
Total assets	54,472	62,261	68,108
Current liabilities:
Accounts payable	940	126	278
Accrued expenses	3,101	3,791	4,962
Operating lease liabilities	99	94	154
Deferred revenue	0	212	848
Total current liabilities	4,140	4,223	6,242
Operating lease liabilities, noncurrent	55	82	0
Deferred revenue, noncurrent		0	212
Total liabilities	4,195	4,305	6,454
Commitments and contingencies (Note 7)
Stockholders' equity
Common stock, $0.0001 par value per share; 200,000,000 shares authorized as of March 31, 2026 and December 31, 2025; and 5,290,236 and 5,283,321 shares issued and outstanding as of March 31, 2026 and December 31, 2025, respectively	4	4	4
Preferred stock, $0.0001 par value per share; 50,000,000 shares authorized as of March 31, 2026 and December 31, 2025; no shares issued or outstanding as of March 31, 2026 and December 31, 2025	0	0	0
Additional paid-in capital	360,548	359,932	354,602
Accumulated other comprehensive gain	1	18	68
Accumulated deficit	(310,276)	(301,998)	(293,020)
Total stockholders' equity	50,277	57,956	61,654
Total liabilities and stockholders' equity	$ 54,472	$ 62,261	$ 68,108